Property and equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Property and Equipment

Property and equipment, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Office furniture	$86	$86
Computers and equipment	2,145	1,789

Property and equiment	2,231	1,875
Less: Accumulated depreciation	(1,280)	(1,122)

Total property and equipment, net	$951	$753

Property and equipment, net consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Office furniture	$86	$122
Computers and equipment	1,789	1,542

Property and equipment	1,875	1,664
Less: accumulated depreciation	(1,122)	(600)

Total property and equipment, net	$753	$1,064